Convertible Debts (Tables)	12 Months Ended
Dec. 31, 2018
Convertible Debts
Schedule of components of the ending balance of convertible debts
	December 31, 2018	December 31, 2017

Gross convertible debts	$13,500,000	$480,000
Less: Discount on issuance cost	314,744	-
Discount on BCF	3,077,950	-
Convertible debts, net	$10,107,306	$480,000